Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment
Opening amount	£ 292,334,000	£ 256,118,000
Additions	84,504,000	51,892,000
Depreciation charge	(19,544,000)	(15,676,000)	£ (14,998,000)
Closing amount	357,294,000	292,334,000	256,118,000
Net book amount of property, plant and equipment pledged as security	204,945,000	211,132,000
Cost
Reconciliation of changes in property, plant and equipment
Opening amount	459,589,000	414,641,000
Closing amount	544,093,000	459,589,000	414,641,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Opening amount	(167,255,000)	(158,523,000)
Closing amount	(186,799,000)	(167,255,000)	(158,523,000)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount	216,554,000	220,033,000
Additions	64,799,000
Transfers	35,430,000
Depreciation charge	(4,734,000)	(3,479,000)
Closing amount	312,049,000	216,554,000	220,033,000
Freehold property | Cost
Reconciliation of changes in property, plant and equipment
Opening amount	289,943,000	289,943,000
Closing amount	390,172,000	289,943,000	289,943,000
Freehold property | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Opening amount	(73,389,000)	(69,910,000)
Closing amount	(78,123,000)	(73,389,000)	(69,910,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	8,636,000	11,414,000
Additions	6,502,000	2,649,000
Transfers	5,457,000
Depreciation charge	(7,186,000)	(5,427,000)
Closing amount	13,409,000	8,636,000	11,414,000
Plant and machinery | Cost
Reconciliation of changes in property, plant and equipment
Opening amount	43,560,000	45,809,000
Closing amount	55,519,000	43,560,000	45,809,000
Plant and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Opening amount	(34,924,000)	(34,395,000)
Closing amount	(42,110,000)	(34,924,000)	(34,395,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	25,137,000	24,671,000
Additions	2,768,000	7,236,000
Transfers	11,555,000
Depreciation charge	(7,624,000)	(6,770,000)
Closing amount	31,836,000	25,137,000	24,671,000
Fixtures and fittings | Cost
Reconciliation of changes in property, plant and equipment
Opening amount	84,079,000	78,889,000
Closing amount	98,402,000	84,079,000	78,889,000
Fixtures and fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment
Opening amount	(58,942,000)	(54,218,000)
Closing amount	(66,566,000)	(58,942,000)	£ (54,218,000)
Assets under construction
Reconciliation of changes in property, plant and equipment
Opening amount	42,007,000
Additions	10,435,000	42,007,000
Transfers	(52,442,000)
Closing amount		42,007,000
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Opening amount	£ 42,007,000
Closing amount		£ 42,007,000